Long-Term Investments - Schedule of Changes in Group Long Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-Term Investments [Abstract]
Beginning balance	$ 186,322	$ 172,576
Ending balance	72,810	186,322	$ 172,576
Investments made			87,851
Share of income from equity method investments	(125,546)	8,873	28,747
Exchange difference	$ 12,034	$ 4,873	$ (3,282)